Income Taxes (Current And Deferred Tax Provisions) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Income Taxes
U.S. - Current	$ 13	$ (229)	$ 42
U.S. - Deferred	(23)	204	(48)
Foreign - Current	92	176	130
Foreign - Deferred	64	(33)	(13)
State - Current	5	4	4
State - Deferred	(2)	2
Total - Current	110	(49)	176
Total - Deferred	$ 39	$ 173	$ (61)